Document and Entity Information	0 Months Ended
Mar. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2014
Registrant Name	Tributary Funds, Inc.
Central Index Key	0000932381
Amendment Flag	false
Document Creation Date	Jul. 31, 2014
Document Effective Date	Aug. 01, 2014
Prospectus Date	Aug. 01, 2014
Institutional Class Prospectus | Short-Intermediate Bond Fund | Institutional
Risk/Return:
Trading Symbol	FOSIX
Institutional Class Prospectus | Income Fund | Institutional
Risk/Return:
Trading Symbol	FOINX
Institutional Class Prospectus | Balanced Fund | Institutional
Risk/Return:
Trading Symbol	FOBAX
Institutional Class Prospectus | Growth Opportunities Fund | Institutional
Risk/Return:
Trading Symbol	FOGRX
Institutional Class Prospectus | Small Company Fund | Institutional
Risk/Return:
Trading Symbol	FOSCX
Institutional Plus Class Prospectus | Short-Intermediate Bond Fund | Institutional Plus
Risk/Return:
Trading Symbol	FOSPX
Institutional Plus Class Prospectus | Income Fund | Institutional Plus
Risk/Return:
Trading Symbol	FOIPX
Institutional Plus Class Prospectus | Balanced Fund | Institutional Plus
Risk/Return:
Trading Symbol	FOBPX
Institutional Plus Class Prospectus | Growth Opportunities Fund | Institutional Plus
Risk/Return:
Trading Symbol	FOGPX
Institutional Plus Class Prospectus | Small Company Fund | Institutional Plus
Risk/Return:
Trading Symbol	FOSBX